Consolidated statements of cash flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before taxes from continuing operations	€ (35,245)	€ (38,596)	€ (57,422)
Income before taxes from discontinued operations		6,875	11,152
Loss before taxes	(35,245)	(31,721)	(46,270)
Adjustments to reconcile earnings to cash flow from operating activities
Amortization (including impairments) and depreciation	7,610	10,378	19,974
Government grant depreciation	(1,265)
Inventory write-off	226		1,795
Interest income	(209)		(3)
Interest expense	8,201	4,909	851
Gain on the disposal of property, plant and equipment	(56)	(754)	(18)
Gain on the sales of IP to Joint Venture	(7,549)
Expected credit loss allowances on trade receivables and contract assets	761		827
Sharebased payment expenses	2,929	(16)	8,035
Tax Expense		(89)
Profit or loss from financial instruments FV adjustments	(263)	(2,574)
Loss from Joint Venture equity method	302
Other noncash items	(34)	(1,430)	(821)
Net foreign exchange differences	(2,438)	963
Interest received	209
Changes in operating assets and liabilities:
Inventories	(870)	2,050	5,741
Trade receivables and contract assets	(3,628)	6,914	4,855
Other assets	1,858		1,828
Trade payables	(689)	(4,935)	(20,484)
Other liabilities	(1,599)	(10,182)	1,952
Thereof cash flow (used in) continuing operating activities	(31,749)	(35,497)	(42,635)
Thereof cash flow from discontinued operating activities		9,009	20,897
Cash flow (used in)/from operating activities	(31,749)	(26,488)	(21,739)
Investing activities
Cash paid for investments in intangible assets	(2,239)	(1,727)	(2,787)
Cash paid for investments in property, plant and equipment	(40)	(367)	(2,915)
Cash paid for investment in Joint Venture	(4,973)
Grants received for investment in property, plant and equipment	0	506	168
Cash received from the disposals of property, plant and equipment	93	855	171
Cash received from sale of IP to Joint Venture	9,436
Interest received			3
Thereof cash flow from/(used) in continuing investing activities	2,277	(1,553)	(2,494)
Thereof cash flow from/(used in) discontinued investing activities		820	(2,866)
Cash flow used in investing activities	2,277	(733)	(5,360)
Financing activities
Cash received from the issuance of shares		12,140
Cash received from issuance of warrants		2,833
Cash paid for acquisition of non-wholly owned subsidiary		(1)
Cash received from loans	25,500	40,568	1,772
Cash repayments of loans	(3,374)		(464)
Cash repayments of lease liabilities	(3,095)	(4,314)	(4,244)
Interest paid	(5,987)	(4,909)	(267)
Thereof net cash flow from/(used in) continuing financing activities	13,044	46,798	(2,403)
Thereof net cash flow used in discontinued financing activities		(481)	(800)
Cash flow from financing activities	13,044	46,317	(3,203)
Changes in cash and cash equivalents	(16,428)	19,096	(30,302)
Cash and cash equivalents at the beginning of the period	35,951	17,818	48,156
Effect of movements in exchange rates on cash held	(424)	(963)	(36)
Cash and cash equivalents at the end of the period	€ 19,099	€ 35,951	€ 17,818